Vanguard Tax-Managed Capital Appreciation Fund
Schedule of Investments (unaudited)
As of September 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (100.0%)
Basic Materials (1.8%)
	Linde plc	184,824	44,012
	Ecolab Inc.	124,671	24,914
	Newmont Corp.	319,112	20,248
	Air Products & Chemicals Inc.	64,373	19,174
	FMC Corp.	139,839	14,810
	Fastenal Co.	264,288	11,917
	Celanese Corp. Class A	99,812	10,725
	Scotts Miracle-Gro Co.	58,646	8,968
	LyondellBasell Industries NV Class A	123,383	8,697
	Albemarle Corp.	93,422	8,341
	Southern Copper Corp.	151,668	6,866
	Dow Inc.	129,023	6,071
	Freeport-McMoRan Inc.	357,538	5,592
	Reliance Steel & Aluminum Co.	47,511	4,848
	Mosaic Co.	265,008	4,842
*	Alcoa Corp.	363,031	4,222
	Nucor Corp.	71,365	3,201
*	Element Solutions Inc.	176,547	1,856
	International Paper Co.	41,683	1,690
	Eastman Chemical Co.	20,871	1,630
*	AdvanSix Inc.	90,394	1,164
	Westlake Chemical Corp.	18,022	1,139
	Hexcel Corp.	33,002	1,107
	CF Industries Holdings Inc.	35,526	1,091
	W R Grace & Co.	22,732	916
	Royal Gold Inc.	6,912	831
	Avery Dennison Corp.	1,541	197
	Ashland Global Holdings Inc.	2,523	179
	International Flavors & Fragrances Inc.	1,345	165
	United States Steel Corp.	22,107	162
			219,575
Consumer Discretionary (16.7%)
*	Amazon.com Inc.	168,755	531,364
*	Tesla Inc.	291,805	125,187
	Home Depot Inc.	408,845	113,540
	Walt Disney Co.	691,357	85,784
*	Netflix Inc.	168,110	84,060
	Walmart Inc.	527,802	73,845
	Costco Wholesale Corp.	174,571	61,973
	McDonald's Corp.	281,388	61,762
	NIKE Inc. Class B	465,745	58,470

		Shares	Market Value ($000)
	Lowe's Cos. Inc.	335,319	55,616
	Starbucks Corp.	481,204	41,345
*	Copart Inc.	312,132	32,824
*	Booking Holdings Inc.	15,692	26,844
	Target Corp.	168,692	26,555
	Estee Lauder Cos. Inc. Class A	120,437	26,285
	Activision Blizzard Inc.	314,746	25,479
*	O'Reilly Automotive Inc.	55,052	25,383
	TJX Cos. Inc.	420,379	23,394
*	AutoZone Inc.	19,261	22,683
	Ross Stores Inc.	212,711	19,850
	eBay Inc.	374,857	19,530
*	NVR Inc.	4,451	18,174
	Dollar General Corp.	85,818	17,989
	Marriott International Inc. Class A	190,777	17,662
	DR Horton Inc.	223,326	16,890
*	CarMax Inc.	173,013	15,902
*	Electronic Arts Inc.	115,721	15,091
	Yum! Brands Inc.	148,953	13,599
*	Dollar Tree Inc.	129,701	11,847
*	Lululemon Athletica Inc.	35,968	11,847
	Yum China Holdings Inc.	219,948	11,646
*	Spotify Technology SA	47,026	11,407
	Lennar Corp. Class A	139,359	11,383
*	Uber Technologies Inc.	311,686	11,370
	Southwest Airlines Co.	284,914	10,684
	PulteGroup Inc.	230,354	10,663
*	Chipotle Mexican Grill Inc. Class A	8,048	10,009
	Delta Air Lines Inc.	310,335	9,490
	General Motors Co.	298,701	8,839
*	Tempur Sealy International Inc.	97,523	8,698
*	Zynga Inc. Class A	926,065	8,446
	Advance Auto Parts Inc.	53,298	8,181
	Gentex Corp.	302,760	7,796
	Dolby Laboratories Inc. Class A	115,638	7,664
	Darden Restaurants Inc.	71,885	7,242
*	Wayfair Inc. Class A	23,136	6,733
	PVH Corp.	112,051	6,683
	Hilton Worldwide Holdings Inc.	76,165	6,498
	Hasbro Inc.	76,898	6,361
	Expedia Group Inc.	67,567	6,195
*	Live Nation Entertainment Inc.	114,264	6,157
	VF Corp.	85,904	6,035
	Royal Caribbean Cruises Ltd.	90,926	5,886
*	Carvana Co. Class A	23,076	5,147
*	Liberty Media Corp.-Liberty SiriusXM Class C	154,212	5,101
*	Capri Holdings Ltd.	277,612	4,997
*	JetBlue Airways Corp.	435,300	4,932
*	Burlington Stores Inc.	23,758	4,896
	MGM Resorts International	224,393	4,881
	Best Buy Co. Inc.	43,631	4,856
	Aptiv plc	51,636	4,734
	Toll Brothers Inc.	97,169	4,728
	Las Vegas Sands Corp.	99,438	4,640
*	IAA Inc.	87,027	4,531
	BorgWarner Inc.	115,872	4,489
*	AutoNation Inc.	81,769	4,328
	Interpublic Group of Cos. Inc.	259,529	4,326

		Shares	Market Value ($000)
*	Discovery Inc. Class C	218,533	4,283
	Hyatt Hotels Corp. Class A	77,726	4,148
	American Airlines Group Inc.	333,400	4,097
*	Norwegian Cruise Line Holdings Ltd.	234,147	4,006
*	United Airlines Holdings Inc.	114,917	3,993
	ViacomCBS Inc. Class B	142,313	3,986
*	Bright Horizons Family Solutions Inc.	25,671	3,903
	Brinker International Inc.	88,019	3,760
*	Murphy USA Inc.	29,029	3,724
*	Visteon Corp.	52,868	3,660
*	Under Armour Inc. Class C	365,732	3,599
*	Floor & Decor Holdings Inc. Class A	47,227	3,533
	Vail Resorts Inc.	15,867	3,395
	Tractor Supply Co.	23,667	3,392
*	Liberty Media Corp.-Liberty Formula One Class C	90,972	3,300
	Sirius XM Holdings Inc.	614,472	3,294
	Hanesbrands Inc.	201,094	3,167
*	Mohawk Industries Inc.	32,130	3,136
*	Liberty Media Corp.-Liberty SiriusXM Class A	93,616	3,105
	Ford Motor Co.	439,632	2,928
*	AMC Networks Inc. Class A	113,435	2,803
	Lear Corp.	24,271	2,647
	Omnicom Group Inc.	52,664	2,607
*	Ulta Beauty Inc.	11,054	2,476
	Pool Corp.	7,269	2,432
	Foot Locker Inc.	66,070	2,182
	Domino's Pizza Inc.	5,111	2,174
	Polaris Inc.	22,874	2,158
*	ServiceMaster Global Holdings Inc.	54,101	2,158
*	Five Below Inc.	16,637	2,113
	News Corp. Class A	149,164	2,091
*	LKQ Corp.	74,828	2,075
	Qurate Retail Inc. Class A	287,788	2,066
*	Etsy Inc.	16,913	2,057
*	Peloton Interactive Inc. Class A	19,400	1,925
*	Planet Fitness Inc. Class A	30,743	1,894
	Ralph Lauren Corp. Class A	26,366	1,792
	Wynn Resorts Ltd.	24,711	1,774
*	Take-Two Interactive Software Inc.	9,974	1,648
*	Liberty Media Corp.-Liberty Formula One Class A	48,061	1,611
	Carnival Corp.	105,373	1,600
*	Madison Square Garden Sports Corp.	10,563	1,590
*	Skechers U.S.A. Inc. Class A	50,066	1,513
	Genuine Parts Co.	15,808	1,504
*	frontdoor Inc.	36,832	1,433
	Harley-Davidson Inc.	53,991	1,325
	AMERCO	3,700	1,317
*	Mattel Inc.	111,801	1,308
*	Urban Outfitters Inc.	60,542	1,260
*	Lyft Inc. Class A	43,861	1,208
	Aramark	45,301	1,198
*	Trade Desk Inc. Class A	2,301	1,194
	TripAdvisor Inc.	59,730	1,170
*	Discovery Inc. Class A	48,210	1,050
	KAR Auction Services Inc.	70,720	1,018
*	Grand Canyon Education Inc.	11,186	894
*	Lions Gate Entertainment Corp. Class B	97,855	853
*	Madison Square Garden Entertainment Corp.	11,299	774

		Shares	Market Value ($000)
	Lennar Corp. Class B	10,425	685
	Tiffany & Co.	5,492	636
	John Wiley & Sons Inc. Class A	17,354	550
	New York Times Co. Class A	10,912	467
	Nordstrom Inc.	26,916	321
*	2U Inc.	8,853	300
	Garmin Ltd.	2,897	275
*	Under Armour Inc. Class A	19,750	222
	Thor Industries Inc.	2,150	205
	Dunkin' Brands Group Inc.	2,399	197
	Service Corp. International	4,359	184
	Wendy's Co.	7,938	177
	Fox Corp. Class A	6,292	175
	Nexstar Media Group Inc. Class A	1,169	105
	Warner Music Group Corp. Class A	1,414	41
	Graham Holdings Co. Class B	1	—
			2,083,267
Consumer Staples (5.6%)
	Procter & Gamble Co.	954,158	132,618
	PepsiCo Inc.	535,067	74,160
	Coca-Cola Co.	1,464,748	72,315
	Philip Morris International Inc.	562,458	42,179
	Mondelez International Inc. Class A	613,781	35,262
	Colgate-Palmolive Co.	383,803	29,610
	CVS Health Corp.	442,343	25,833
*	Monster Beverage Corp.	298,547	23,943
	McCormick & Co. Inc. (Non-Voting)	86,333	16,757
	Church & Dwight Co. Inc.	172,528	16,168
	Constellation Brands Inc. Class A	83,261	15,779
	Clorox Co.	72,758	15,292
	Altria Group Inc.	380,314	14,695
	Kroger Co.	430,206	14,588
	Kimberly-Clark Corp.	97,965	14,466
	Brown-Forman Corp. Class B	191,278	14,407
	Hershey Co.	80,963	11,605
	Archer-Daniels-Midland Co.	242,636	11,280
	Hormel Foods Corp.	224,493	10,975
	McKesson Corp.	71,832	10,698
	AmerisourceBergen Corp. Class A	108,828	10,548
	Walgreens Boots Alliance Inc.	274,260	9,851
	Tyson Foods Inc. Class A	163,958	9,752
	General Mills Inc.	150,379	9,275
	Corteva Inc.	299,039	8,615
	Sysco Corp.	122,705	7,635
	J M Smucker Co.	51,896	5,995
	Campbell Soup Co.	103,441	5,003
	Ingredion Inc.	54,756	4,144
	Keurig Dr Pepper Inc.	121,099	3,342
*	Beyond Meat Inc.	18,411	3,057
	Kraft Heinz Co.	83,022	2,487
	Molson Coors Beverage Co. Class B	71,712	2,407
*	US Foods Holding Corp.	102,093	2,269
*	Post Holdings Inc.	25,230	2,170
*	Hain Celestial Group Inc.	62,113	2,130
	Energizer Holdings Inc.	44,751	1,752
	Kellogg Co.	26,928	1,739
	Lamb Weston Holdings Inc.	23,087	1,530
*	Herbalife Nutrition Ltd.	27,738	1,294

		Shares	Market Value ($000)
	Bunge Ltd.	20,905	955
*	Edgewell Personal Care Co.	22,863	637
	Conagra Brands Inc.	13,899	496
*	Pilgrim's Pride Corp.	24,098	361
	Casey's General Stores Inc.	1,891	336
*	TreeHouse Foods Inc.	7,588	308
*	Grocery Outlet Holding Corp.	6,987	275
	Flowers Foods Inc.	8,141	198
	Brown-Forman Corp. Class A	2,600	179
	Spectrum Brands Holdings Inc.	10	1
			701,371
Energy (1.9%)
	Exxon Mobil Corp.	1,633,681	56,084
	Chevron Corp.	759,997	54,720
	ConocoPhillips	457,409	15,021
	Phillips 66	175,747	9,111
	EOG Resources Inc.	226,479	8,140
	Valero Energy Corp.	175,202	7,590
	Kinder Morgan Inc.	524,756	6,470
	Marathon Petroleum Corp.	206,329	6,054
	Williams Cos. Inc.	279,381	5,490
	Pioneer Natural Resources Co.	57,047	4,905
	National Oilwell Varco Inc.	519,976	4,711
*	WPX Energy Inc.	880,795	4,316
	Hess Corp.	99,652	4,079
	Schlumberger NV	237,236	3,691
	Cabot Oil & Gas Corp.	209,282	3,633
	Range Resources Corp.	489,375	3,240
*	First Solar Inc.	45,956	3,042
	Concho Resources Inc.	66,922	2,953
	EQT Corp.	224,460	2,902
	Marathon Oil Corp.	696,654	2,849
*	Antero Resources Corp.	1,030,781	2,835
	Diamondback Energy Inc.	92,292	2,780
	Continental Resources Inc.	223,006	2,739
	Parsley Energy Inc. Class A	263,570	2,467
*,1	Transocean Ltd.	3,013,163	2,431
*	Cheniere Energy Inc.	47,717	2,208
*	ChampionX Corp.	232,354	1,857
	Patterson-UTI Energy Inc.	406,477	1,158
	Apache Corp.	107,295	1,016
	Devon Energy Corp.	92,328	873
*	Enphase Energy Inc.	9,400	776
	ONEOK Inc.	29,311	761
	Noble Energy Inc.	81,111	693
*	Centennial Resource Development Inc. Class A	1,030,380	621
	HollyFrontier Corp.	30,826	608
	Baker Hughes Co. Class A	39,956	531
	Equitrans Midstream Corp.	61,755	522
	Antero Midstream Corp.	96,216	517
	Cimarex Energy Co.	17,698	431
	Occidental Petroleum Corp.	502	5
			234,830
Financials (9.5%)
*	Berkshire Hathaway Inc. Class B	760,275	161,893
	JPMorgan Chase & Co.	1,202,373	115,752
	Bank of America Corp.	3,186,741	76,769

		Shares	Market Value ($000)
	S&P Global Inc.	126,526	45,625
	Citigroup Inc.	826,483	35,630
	MSCI Inc. Class A	89,792	32,036
	Goldman Sachs Group Inc.	137,848	27,703
	Aon plc Class A	131,905	27,212
	Wells Fargo & Co.	1,142,746	26,866
	Progressive Corp.	276,677	26,193
	Intercontinental Exchange Inc.	258,215	25,834
	Morgan Stanley	517,127	25,003
	Moody's Corp.	79,453	23,029
	BlackRock Inc.	37,553	21,163
	CME Group Inc.	109,179	18,267
	Charles Schwab Corp.	488,147	17,686
	Marsh & McLennan Cos. Inc.	151,096	17,331
	E*TRADE Financial Corp.	313,916	15,712
	Brown & Brown Inc.	339,907	15,388
	US Bancorp	404,442	14,499
	PNC Financial Services Group Inc.	122,468	13,460
	Truist Financial Corp.	349,960	13,316
	Nasdaq Inc.	108,085	13,263
	Ameriprise Financial Inc.	85,696	13,207
	Aflac Inc.	343,336	12,480
	T. Rowe Price Group Inc.	94,267	12,087
	Chubb Ltd.	103,207	11,984
	First Republic Bank	104,915	11,442
	Discover Financial Services	192,833	11,142
	Allstate Corp.	115,698	10,892
	Travelers Cos. Inc.	100,507	10,874
	W R Berkley Corp.	163,287	9,985
	State Street Corp.	161,007	9,553
	Assurant Inc.	78,002	9,462
	Prudential Financial Inc.	148,776	9,450
*	Markel Corp.	9,152	8,911
*	Arch Capital Group Ltd.	303,636	8,881
	Globe Life Inc.	102,754	8,210
	Commerce Bancshares Inc.	136,447	7,681
	Broadridge Financial Solutions Inc.	57,899	7,643
	Fifth Third Bancorp	324,179	6,912
	MetLife Inc.	184,637	6,863
	Raymond James Financial Inc.	89,742	6,530
	SEI Investments Co.	123,446	6,261
	Alleghany Corp.	12,001	6,246
	TD Ameritrade Holding Corp.	156,917	6,143
	Bank of New York Mellon Corp.	167,334	5,746
	Reinsurance Group of America Inc.	59,891	5,701
	IHS Markit Ltd.	72,004	5,653
	Popular Inc.	153,360	5,562
	SLM Corp.	676,250	5,471
*	SVB Financial Group	22,411	5,393
	MFA Financial Inc.	2,009,395	5,385
	American International Group Inc.	188,166	5,180
	KeyCorp	427,062	5,095
	Zions Bancorp NA	173,074	5,057
	Willis Towers Watson plc	23,242	4,853
	White Mountains Insurance Group Ltd.	6,215	4,841
*	Texas Capital Bancshares Inc.	151,742	4,724
	Hanover Insurance Group Inc.	49,487	4,611
	Principal Financial Group Inc.	113,203	4,559

		Shares	Market Value ($000)
	Lincoln National Corp.	142,402	4,461
	East West Bancorp Inc.	134,347	4,399
	M&T Bank Corp.	46,002	4,236
	OneMain Holdings Inc.	127,257	3,977
	Loews Corp.	106,017	3,684
	New Residential Investment Corp.	438,693	3,488
	Eaton Vance Corp.	85,976	3,280
	Signature Bank	38,591	3,203
	Cullen/Frost Bankers Inc.	47,275	3,023
*	Athene Holding Ltd. Class A	87,204	2,972
	Hartford Financial Services Group Inc.	77,281	2,849
	Interactive Brokers Group Inc. Class A	54,320	2,625
	Two Harbors Investment Corp.	512,367	2,608
	Wintrust Financial Corp.	61,293	2,455
	Voya Financial Inc.	49,756	2,385
	Northern Trust Corp.	28,975	2,259
	American Financial Group Inc.	32,116	2,151
	BOK Financial Corp.	38,470	1,982
	CNA Financial Corp.	61,718	1,851
	Jefferies Financial Group Inc.	99,994	1,800
	MGIC Investment Corp.	200,841	1,779
	CIT Group Inc.	99,556	1,763
	Starwood Property Trust Inc.	110,744	1,671
	Chimera Investment Corp.	172,128	1,411
	Ally Financial Inc.	52,542	1,317
	First Horizon National Corp.	138,758	1,309
	Arthur J Gallagher & Co.	11,257	1,189
*	Credit Acceptance Corp.	3,350	1,134
	Pinnacle Financial Partners Inc.	29,247	1,041
*	Brighthouse Financial Inc.	36,791	990
	Fidelity National Financial Inc.	29,371	920
	TFS Financial Corp.	59,947	881
	Sterling Bancorp	76,528	805
	Bank of Hawaii Corp.	15,647	790
	Associated Banc-Corp	60,223	760
	People's United Financial Inc.	68,742	709
	Western Alliance Bancorp	22,046	697
*	Rocket Cos. Inc. Class A	33,000	658
	Lazard Ltd. Class A	18,454	610
	Santander Consumer USA Holdings Inc.	30,462	554
	MarketAxess Holdings Inc.	871	419
	New York Community Bancorp Inc.	49,670	411
	FactSet Research Systems Inc.	1,172	392
	Morningstar Inc.	1,993	320
	RenaissanceRe Holdings Ltd.	1,648	280
	Kemper Corp.	3,979	266
*	Lemonade Inc.	4,300	214
	Navient Corp.	24,311	205
	Affiliated Managers Group Inc.	2,736	187
	Primerica Inc.	877	99
	Unum Group	3,563	60
	Erie Indemnity Co. Class A	166	35
	First Citizens BancShares Inc. Class A	100	32
			1,183,896
Health Care (13.4%)
	Johnson & Johnson	1,054,235	156,954
	UnitedHealth Group Inc.	365,357	113,907
	Merck & Co. Inc.	982,523	81,500

		Shares	Market Value ($000)
	Pfizer Inc.	2,125,285	77,998
	Abbott Laboratories	643,664	70,050
	Thermo Fisher Scientific Inc.	155,049	68,457
	Amgen Inc.	247,879	63,001
	Bristol-Myers Squibb Co.	928,530	55,981
	AbbVie Inc.	635,184	55,636
	Danaher Corp.	234,546	50,505
	Medtronic plc	464,846	48,307
	Eli Lilly & Co.	304,769	45,112
	Zoetis Inc. Class A	254,386	42,068
*	Vertex Pharmaceuticals Inc.	114,915	31,271
	Cigna Corp.	178,369	30,217
	Gilead Sciences Inc.	476,202	30,091
	Becton Dickinson & Co.	127,458	29,657
	Anthem Inc.	107,426	28,854
*	Boston Scientific Corp.	752,501	28,753
	Humana Inc.	66,624	27,575
*	Intuitive Surgical Inc.	36,109	25,621
	Stryker Corp.	115,763	24,122
*	Biogen Inc.	74,675	21,184
	Agilent Technologies Inc.	207,812	20,977
*	Regeneron Pharmaceuticals Inc.	34,720	19,436
*	Charles River Laboratories International Inc.	75,470	17,090
	Cooper Cos. Inc.	45,386	15,301
*	Illumina Inc.	48,292	14,926
*	DexCom Inc.	35,827	14,769
*	Edwards Lifesciences Corp.	182,538	14,570
	Baxter International Inc.	179,475	14,433
	Teleflex Inc.	42,189	14,362
	Zimmer Biomet Holdings Inc.	99,842	13,592
*	Laboratory Corp. of America Holdings	71,685	13,496
	PerkinElmer Inc.	107,266	13,463
*	Centene Corp.	230,494	13,445
*	Seattle Genetics Inc.	67,982	13,303
*	QIAGEN NV	227,726	11,901
	Bio-Techne Corp.	44,945	11,134
*	Veeva Systems Inc. Class A	37,867	10,648
*	IQVIA Holdings Inc.	66,306	10,452
*	IDEXX Laboratories Inc.	22,213	8,732
*	Exelixis Inc.	353,309	8,638
*	Moderna Inc.	121,626	8,605
*	Incyte Corp.	94,863	8,513
	Quest Diagnostics Inc.	73,465	8,411
*	Varian Medical Systems Inc.	47,186	8,116
*	Alnylam Pharmaceuticals Inc.	53,959	7,856
	Universal Health Services Inc. Class B	69,799	7,470
*	Henry Schein Inc.	123,189	7,241
*	Bio-Rad Laboratories Inc. Class A	13,813	7,120
	Cardinal Health Inc.	146,440	6,875
*	Hologic Inc.	97,853	6,504
	Bruker Corp.	162,910	6,476
	Cerner Corp.	89,396	6,462
	HCA Healthcare Inc.	46,897	5,847
*	Immunomedics Inc.	64,700	5,501
	DENTSPLY SIRONA Inc.	110,655	4,839
*	Catalent Inc.	56,383	4,830
*	Ionis Pharmaceuticals Inc.	95,586	4,536
	STERIS plc	20,974	3,695

		Shares	Market Value ($000)
*	Alexion Pharmaceuticals Inc.	31,406	3,594
*	DaVita Inc.	40,030	3,429
	West Pharmaceutical Services Inc.	12,440	3,420
*	BioMarin Pharmaceutical Inc.	43,646	3,321
*	Align Technology Inc.	9,439	3,090
*	Insulet Corp.	12,068	2,855
*	Sage Therapeutics Inc.	44,900	2,744
*	Horizon Therapeutics plc	35,313	2,743
*	Masimo Corp.	11,382	2,687
*	Molina Healthcare Inc.	14,204	2,600
*	Neurocrine Biosciences Inc.	26,196	2,519
*	Penumbra Inc.	11,973	2,327
*	Exact Sciences Corp.	22,681	2,312
*	Bluebird Bio Inc.	42,171	2,275
*	Livongo Health Inc.	11,700	1,639
*	Teladoc Health Inc.	7,300	1,600
*	Jazz Pharmaceuticals plc	10,251	1,462
*	Envista Holdings Corp.	57,545	1,420
*	Integra LifeSciences Holdings Corp.	28,188	1,331
*	Acadia Healthcare Co. Inc.	43,965	1,296
*	Elanco Animal Health Inc.	46,390	1,296
*	MEDNAX Inc.	78,243	1,274
	Cantel Medical Corp.	28,876	1,269
*	United Therapeutics Corp.	12,486	1,261
	Hill-Rom Holdings Inc.	14,895	1,244
*	Quidel Corp.	4,800	1,053
	Chemed Corp.	1,705	819
*	PRA Health Sciences Inc.	7,939	805
	Premier Inc. Class A	23,021	756
*	Guardant Health Inc.	6,582	736
*	Avantor Inc.	29,947	673
*	Brookdale Senior Living Inc.	262,173	666
*	ICU Medical Inc.	3,463	633
*	Agios Pharmaceuticals Inc.	15,198	532
*	ABIOMED Inc.	1,539	426
*	Varex Imaging Corp.	29,310	373
*	Adaptive Biotechnologies Corp.	7,594	369
	Encompass Health Corp.	4,425	288
	Perrigo Co. plc	3,816	175
*	Alkermes plc	10,236	170
*	Nektar Therapeutics Class A	10,151	168
	ResMed Inc.	785	135
*	Sarepta Therapeutics Inc.	940	132
*	GoodRx Holdings Inc. Class A	303	17
			1,664,320
Industrials (14.0%)
	Visa Inc. Class A	652,984	130,577
	Mastercard Inc. Class A	350,780	118,623
*	PayPal Holdings Inc.	530,612	104,546
	Accenture plc Class A	237,433	53,657
	Union Pacific Corp.	268,758	52,910
	Global Payments Inc.	240,244	42,663
	United Parcel Service Inc. Class B	231,441	38,565
	Boeing Co.	220,687	36,471
	Fidelity National Information Services Inc.	244,418	35,981
	Honeywell International Inc.	205,312	33,796
*	Fiserv Inc.	322,884	33,273
	3M Co.	192,197	30,786

		Shares	Market Value ($000)
	Sherwin-Williams Co.	43,850	30,552
	American Express Co.	278,851	27,955
	FedEx Corp.	110,809	27,871
	CSX Corp.	354,891	27,564
	Illinois Tool Works Inc.	140,698	27,184
	Raytheon Technologies Corp.	467,597	26,906
	Norfolk Southern Corp.	124,683	26,681
	Caterpillar Inc.	176,137	26,271
	Verisk Analytics Inc. Class A	139,675	25,883
*	Mettler-Toledo International Inc.	26,317	25,416
	Cintas Corp.	75,609	25,165
	Northrop Grumman Corp.	73,450	23,173
	Old Dominion Freight Line Inc.	124,615	22,545
	Lockheed Martin Corp.	57,607	22,080
	General Electric Co.	3,388,827	21,112
	TransDigm Group Inc.	42,034	19,971
*	Square Inc. Class A	122,426	19,900
	Deere & Co.	83,352	18,473
	Ball Corp.	221,978	18,451
	General Dynamics Corp.	114,543	15,856
	AMETEK Inc.	153,098	15,218
	IDEX Corp.	78,733	14,362
	Parker-Hannifin Corp.	67,177	13,593
	Eaton Corp. plc	132,269	13,495
	Jacobs Engineering Group Inc.	141,129	13,093
	Expeditors International of Washington Inc.	139,607	12,637
*	Keysight Technologies Inc.	127,690	12,613
*	Waters Corp.	64,206	12,564
	Automatic Data Processing Inc.	89,374	12,467
	PACCAR Inc.	146,055	12,456
	Vulcan Materials Co.	90,102	12,212
	Toro Co.	139,713	11,729
	Equifax Inc.	74,207	11,643
	Martin Marietta Materials Inc.	48,394	11,390
	Lennox International Inc.	40,714	11,099
	Cummins Inc.	52,527	11,092
*	Crown Holdings Inc.	142,855	10,980
	Emerson Electric Co.	163,699	10,734
*	Zebra Technologies Corp. Class A	40,590	10,247
	JB Hunt Transport Services Inc.	78,704	9,947
	Landstar System Inc.	78,365	9,834
	Otis Worldwide Corp.	157,191	9,812
	Carrier Global Corp.	314,383	9,601
	DuPont de Nemours Inc.	164,198	9,110
	Fortive Corp.	117,845	8,981
	WW Grainger Inc.	24,754	8,832
	Capital One Financial Corp.	119,995	8,623
	Jack Henry & Associates Inc.	51,040	8,299
	BWX Technologies Inc.	143,634	8,088
*	HD Supply Holdings Inc.	190,888	7,872
	CoreLogic Inc.	115,740	7,832
	AGCO Corp.	105,204	7,814
	Xylem Inc.	91,046	7,659
	Eagle Materials Inc.	88,370	7,628
	Genpact Ltd.	193,618	7,541
	Carlisle Cos. Inc.	60,277	7,376
	Owens Corning	104,712	7,205
*	FleetCor Technologies Inc.	28,478	6,781

		Shares	Market Value ($000)
	Huntington Ingalls Industries Inc.	44,901	6,320
	Synchrony Financial	241,273	6,314
	Armstrong World Industries Inc.	90,528	6,229
	Graco Inc.	98,621	6,050
	Oshkosh Corp.	80,575	5,922
	FLIR Systems Inc.	164,529	5,898
	Textron Inc.	148,787	5,370
	Johnson Controls International plc	127,676	5,216
	Robert Half International Inc.	91,824	4,861
	Donaldson Co. Inc.	102,283	4,748
	Stanley Black & Decker Inc.	29,193	4,735
	Westinghouse Air Brake Technologies Corp.	71,671	4,435
	PPG Industries Inc.	34,752	4,243
	ITT Inc.	68,646	4,054
	CH Robinson Worldwide Inc.	39,317	4,018
	ManpowerGroup Inc.	54,157	3,971
	Rockwell Automation Inc.	17,102	3,774
	Trane Technologies plc	30,477	3,695
	Sealed Air Corp.	93,708	3,637
	Valmont Industries Inc.	27,975	3,474
	Quanta Services Inc.	62,470	3,302
*	Teledyne Technologies Inc.	10,446	3,240
*	Trimble Inc.	62,991	3,068
	HEICO Corp.	28,866	3,021
*	Euronet Worldwide Inc.	33,136	3,019
	Packaging Corp. of America	27,444	2,993
*	Virgin Galactic Holdings Inc.	146,500	2,817
	MSC Industrial Direct Co. Inc. Class A	41,610	2,633
	Flowserve Corp.	87,321	2,383
	Allison Transmission Holdings Inc.	62,972	2,213
*	StoneCo Ltd. Class A	39,800	2,105
*	Livent Corp.	226,166	2,029
	MDU Resources Group Inc.	85,867	1,932
	Howmet Aerospace Inc.	108,682	1,817
	Cognex Corp.	27,531	1,792
*	AECOM	42,191	1,765
*	Berry Global Group Inc.	35,739	1,727
*	Resideo Technologies Inc.	142,255	1,565
	O-I Glass Inc.	143,312	1,518
	TransUnion	17,546	1,476
*	Sensata Technologies Holding plc	31,461	1,357
*	WESCO International Inc.	30,666	1,350
	Allegion plc	13,639	1,349
*	Axalta Coating Systems Ltd.	58,104	1,288
*	WEX Inc.	8,803	1,223
*	Fair Isaac Corp.	2,573	1,095
*	Coherent Inc.	9,143	1,014
*	Ingersoll Rand Inc.	26,893	957
	Spirit AeroSystems Holdings Inc. Class A	41,506	785
	Booz Allen Hamilton Holding Corp. Class A	8,520	707
*	Kirby Corp.	17,699	640
	MKS Instruments Inc.	5,395	589
*	Pluralsight Inc. Class A	33,207	569
	RPM International Inc.	5,251	435
	Silgan Holdings Inc.	10,388	382
	AptarGroup Inc.	2,836	321
	Littelfuse Inc.	1,596	283
*	Paylocity Holding Corp.	1,635	264

		Shares	Market Value ($000)
	Brunswick Corp.	3,484	205
	Sonoco Products Co.	2,414	123
*	Middleby Corp.	198	18
			1,741,649
Other (0.0%)
*,1	American International Group Inc. Warrants Exp. 01/19/2021	6,859	—
Real Estate (3.1%)
	American Tower Corp.	191,001	46,171
	SBA Communications Corp. Class A	108,028	34,405
	Equinix Inc.	35,362	26,880
	Crown Castle International Corp.	159,136	26,496
	Prologis Inc.	238,915	24,040
*	CoStar Group Inc.	18,223	15,462
	Public Storage	58,955	13,130
*	CBRE Group Inc. Class A	273,143	12,829
	Equity LifeStyle Properties Inc.	191,794	11,757
	Digital Realty Trust Inc.	69,624	10,218
	American Homes 4 Rent Class A	341,378	9,722
	Extra Space Storage Inc.	80,139	8,574
	AvalonBay Communities Inc.	55,429	8,278
	Welltower Inc.	149,170	8,218
	Equity Residential	151,097	7,756
	Alexandria Real Estate Equities Inc.	48,265	7,722
	Mid-America Apartment Communities Inc.	64,098	7,432
	Essex Property Trust Inc.	34,528	6,933
*	Zillow Group Inc. Class C	65,681	6,673
	Boston Properties Inc.	78,095	6,271
*	Howard Hughes Corp.	103,266	5,948
	Simon Property Group Inc.	84,491	5,465
	Sun Communities Inc.	36,053	5,069
	Jones Lang LaSalle Inc.	49,345	4,720
	Invitation Homes Inc.	160,663	4,497
	Realty Income Corp.	73,970	4,494
*	Zillow Group Inc. Class A	40,603	4,123
	Douglas Emmett Inc.	159,344	4,000
	Weyerhaeuser Co.	133,802	3,816
	Camden Property Trust	41,323	3,677
	Apartment Investment & Management Co. Class A	104,834	3,535
	Equity Commonwealth	131,401	3,499
	Lamar Advertising Co. Class A	49,553	3,279
	Host Hotels & Resorts Inc.	279,419	3,015
	SL Green Realty Corp.	49,442	2,293
	Duke Realty Corp.	55,872	2,062
	Ventas Inc.	48,188	2,022
	Federal Realty Investment Trust	22,503	1,653
	Hudson Pacific Properties Inc.	74,201	1,627
*	RealPage Inc.	26,577	1,532
	Empire State Realty Trust Inc. Class A	228,476	1,398
	Americold Realty Trust	37,960	1,357
	Kilroy Realty Corp.	25,667	1,334
	JBG SMITH Properties	48,596	1,299
	Paramount Group Inc.	150,986	1,069
	Vornado Realty Trust	23,013	776
	VICI Properties Inc.	32,219	753
	Iron Mountain Inc.	23,460	628
	CoreSite Realty Corp.	3,856	458
	CyrusOne Inc.	5,522	387

		Shares	Market Value ($000)
	CubeSmart	8,137	263
	Life Storage Inc.	2,246	236
	Rayonier Inc.	5,784	153
			379,404
Technology (27.5%)
	Apple Inc.	6,625,422	767,290
	Microsoft Corp.	2,982,070	627,219
*	Facebook Inc. Class A	955,491	250,243
*	Alphabet Inc. Class A	119,427	175,032
*	Alphabet Inc. Class C	117,201	172,239
	NVIDIA Corp.	240,682	130,262
*	Adobe Inc.	214,882	105,385
*	salesforce.com Inc.	357,633	89,880
	Intel Corp.	1,660,152	85,963
	QUALCOMM Inc.	463,222	54,512
	Texas Instruments Inc.	364,394	52,032
	Broadcom Inc.	135,881	49,504
	Oracle Corp.	763,334	45,571
	Intuit Inc.	126,429	41,242
*	Advanced Micro Devices Inc.	415,974	34,106
*	Cadence Design Systems Inc.	319,022	34,017
*	ServiceNow Inc.	67,517	32,746
*	Synopsys Inc.	152,426	32,616
	International Business Machines Corp.	266,290	32,399
	Lam Research Corp.	96,753	32,098
*	Autodesk Inc.	137,631	31,794
	Applied Materials Inc.	533,823	31,736
*	Zoom Video Communications Inc. Class A	62,300	29,288
	Roper Technologies Inc.	54,880	21,684
	Teradyne Inc.	262,921	20,892
*	Micron Technology Inc.	425,885	20,000
	Amphenol Corp. Class A	175,784	19,032
	KLA Corp.	97,261	18,843
	Cognizant Technology Solutions Corp. Class A	249,738	17,337
*	Match Group Inc.	155,145	17,167
	Analog Devices Inc.	135,294	15,794
	Corning Inc.	448,584	14,539
*	Workday Inc. Class A	54,903	11,811
*	DocuSign Inc. Class A	52,897	11,386
	Citrix Systems Inc.	82,541	11,367
*	Twitter Inc.	245,298	10,916
*	Fortinet Inc.	90,195	10,626
*	Atlassian Corp. plc Class A	55,455	10,081
*	ANSYS Inc.	30,794	10,077
*	Twilio Inc. Class A	38,961	9,627
*	Black Knight Inc.	108,710	9,463
	Xilinx Inc.	89,071	9,285
*	VeriSign Inc.	44,478	9,111
*	Palo Alto Networks Inc.	34,244	8,381
*	Arrow Electronics Inc.	106,274	8,359
	HP Inc.	434,070	8,243
	Hewlett Packard Enterprise Co.	711,355	6,665
	Marvell Technology Group Ltd.	166,294	6,602
*	Okta Inc. Class A	30,391	6,499
	SS&C Technologies Holdings Inc.	101,768	6,159
*	Gartner Inc.	49,072	6,132
	NetApp Inc.	137,603	6,032
*	Splunk Inc.	30,305	5,701

		Shares	Market Value ($000)
*	GoDaddy Inc. Class A	73,840	5,610
	Microchip Technology Inc.	54,585	5,609
	NortonLifeLock Inc.	266,482	5,553
*	IAC/InterActiveCorp	45,781	5,484
*	Dell Technologies Inc. Class C	77,738	5,262
*	Guidewire Software Inc.	47,991	5,004
*	Qorvo Inc.	37,483	4,836
	Skyworks Solutions Inc.	32,649	4,750
*	Nuance Communications Inc.	139,537	4,631
*	Crowdstrike Holdings Inc. Class A	33,700	4,628
*	VMware Inc. Class A	27,456	3,945
	Western Digital Corp.	106,868	3,906
*	Pinterest Inc. Class A	92,300	3,831
*	Manhattan Associates Inc.	33,339	3,183
*	Fastly Inc. Class A	33,300	3,119
*	Akamai Technologies Inc.	28,114	3,108
*	Zendesk Inc.	29,758	3,063
*	Tyler Technologies Inc.	8,729	3,043
*	ON Semiconductor Corp.	132,764	2,880
*	RingCentral Inc. Class A	10,051	2,760
	Avnet Inc.	105,416	2,724
	Universal Display Corp.	15,011	2,713
*	Slack Technologies Inc. Class A	99,100	2,662
*	PTC Inc.	31,366	2,595
*	Alteryx Inc. Class A	22,246	2,526
*	NCR Corp.	107,900	2,389
*	Ceridian HCM Holding Inc.	27,055	2,236
	Leidos Holdings Inc.	24,871	2,217
	CDK Global Inc.	48,394	2,109
*	Grubhub Inc.	27,361	1,979
*	HubSpot Inc.	6,425	1,878
*	Paycom Software Inc.	5,741	1,787
*	EPAM Systems Inc.	5,004	1,618
*	IPG Photonics Corp.	8,932	1,518
	Perspecta Inc.	71,796	1,396
*	SolarWinds Corp.	67,236	1,368
*	FireEye Inc.	108,421	1,338
	DXC Technology Co.	74,093	1,323
	Xerox Holdings Corp.	68,021	1,277
*	Arista Networks Inc.	6,087	1,260
*	Avalara Inc.	9,649	1,229
*	Cerence Inc.	24,199	1,183
*	Teradata Corp.	49,671	1,127
*	Change Healthcare Inc.	75,615	1,097
*	Datadog Inc. Class A	10,500	1,073
*	Proofpoint Inc.	9,697	1,023
*	Covetrus Inc.	41,807	1,020
*	CACI International Inc. Class A	4,244	905
*	Pure Storage Inc. Class A	58,388	899
*	Nutanix Inc. Class A	36,620	812
*	MongoDB Inc. Class A	2,965	686
	Amdocs Ltd.	11,856	681
*	Zscaler Inc.	4,355	613
*	Aspen Technology Inc.	4,300	544
*	F5 Networks Inc.	3,138	385
*	Dynatrace Inc.	9,146	375
*	Coupa Software Inc.	1,284	352
*	Elastic NV	3,124	337

		Shares	Market Value ($000)
	Monolithic Power Systems Inc.	1,130	316
	Pegasystems Inc.	2,595	314
	Entegris Inc.	4,076	303
	CDW Corp.	2,225	266
*	Smartsheet Inc. Class A	4,621	228
*	Dropbox Inc. Class A	11,393	219
*	Snowflake Inc. Class A	246	62
*	Palantir Technologies Inc. Class A	3,398	32
*	Unity Software Inc.	333	29
*	ZoomInfo Technologies Inc. Class A	593	25
			3,424,238
Telecommunications (3.5%)
	Verizon Communications Inc.	1,607,909	95,654
	Comcast Corp. Class A	1,624,374	75,144
	AT&T Inc.	2,533,965	72,243
	Cisco Systems Inc.	1,631,686	64,272
*	Charter Communications Inc. Class A	54,799	34,213
*	T-Mobile US Inc.	292,807	33,485
	L3Harris Technologies Inc.	87,964	14,940
*	Roku Inc. Class A	40,709	7,686
	Motorola Solutions Inc.	42,782	6,709
	Juniper Networks Inc.	273,671	5,884
*	Liberty Broadband Corp. Class C	37,151	5,308
*	GCI Liberty Inc. Class A	58,613	4,804
*	DISH Network Corp. Class A	115,135	3,342
*	Liberty Broadband Corp. Class A	20,734	2,940
*	United States Cellular Corp.	89,770	2,651
*	Ciena Corp.	36,136	1,434
*	CommScope Holding Co. Inc.	153,970	1,386
*	Altice USA Inc. Class A	38,075	990
*	ViaSat Inc.	28,470	979
	Telephone & Data Systems Inc.	39,839	735
*	EchoStar Corp. Class A	18,800	468
	Cable One Inc.	219	413
			435,680
Utilities (3.0%)
	NextEra Energy Inc.	187,696	52,097
	Duke Energy Corp.	308,844	27,351
	Dominion Energy Inc.	327,595	25,857
	WEC Energy Group Inc.	202,181	19,591
	Southern Co.	338,442	18,350
	American Water Works Co. Inc.	124,293	18,008
	Waste Management Inc.	149,550	16,925
	Eversource Energy	183,279	15,313
	Sempra Energy	124,369	14,720
	Exelon Corp.	386,434	13,819
	CMS Energy Corp.	211,659	12,998
	Consolidated Edison Inc.	156,591	12,183
	American Electric Power Co. Inc.	135,702	11,091
	DTE Energy Co.	93,595	10,767
	Xcel Energy Inc.	128,690	8,881
	Atmos Energy Corp.	89,294	8,536
	Public Service Enterprise Group Inc.	151,363	8,311
	Essential Utilities Inc.	193,616	7,793
	Edison International	139,688	7,102
	AES Corp.	388,888	7,043
	FirstEnergy Corp.	231,746	6,653

				Shares	Market Value ($000)
		NiSource Inc.		276,272	6,078
		Alliant Energy Corp.		91,615	4,732
		Ameren Corp.		58,997	4,665
		Entergy Corp.		43,998	4,335
		CenterPoint Energy Inc.		213,200	4,125
		Evergy Inc.		67,360	3,423
*		PG&E Corp.		360,672	3,387
		PPL Corp.		122,981	3,346
		NRG Energy Inc.		100,396	3,086
		Republic Services Inc. Class A		31,721	2,961
		UGI Corp.		82,918	2,735
		Vistra Corp.		141,247	2,664
*		Stericycle Inc.		40,057	2,526
*		Clean Harbors Inc.		20,375	1,142
		National Fuel Gas Co.		9,448	384
		IDACORP Inc.		3,514	281
					373,259
Total Common Stocks (Cost $4,573,371)					12,441,489
Preferred Stocks (0.0%)
		Qurate Retail Inc. Pfd., 8.000%, 9/15/25 (Cost $373)		8,633	851
		Coupon
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[2]	Vanguard Market Liquidity Fund	0.117%		23	2
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[3]	United States Treasury Bill	0.145%	12/15/20	900	900
Total Temporary Cash Investments (Cost $902)					902
Total Investments (100.0%) (Cost $4,574,646)					12,443,242
Other Assets and Liabilities—Net (0.0%)					5,239
Net Assets (100%)					12,448,481
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Securities with a value of $611,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2020	32	5,363	42

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	12,439,058	—	2,431	12,441,489
Preferred Stocks	851	—	—	851
Temporary Cash Investments	2	900	—	902
Total	12,439,911	900	2,431	12,443,242

	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Derivative Financial Instruments
Assets
Futures Contracts[1]	42	—	—	42
1	Represents variation margin on the last day of the reporting period.